Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	$ 87,166	$ 85,296
Accumulated amortization	(28,904)	(27,438)
VITAS trade name	51,300	51,300
Net book value, total	58,262	57,858
Referral Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	21,729	21,140
Accumulated amortization	(18,647)	(17,427)
Net Book Value	3,082	3,713
Covenants Not To Compete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	9,286	9,211
Accumulated amortization	(8,885)	(8,814)
Net Book Value	401	397
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	1,222	1,223
Accumulated amortization	(1,118)	(1,089)
Net Book Value	104	134
Reacquired Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	974	974
Accumulated amortization	(254)	(108)
Net Book Value	720	866
Subtotal - Definite-Lived Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	33,211	32,548
Accumulated amortization	(28,904)	(27,438)
Net Book Value	4,307	5,110
Operating Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	2,655	1,448
Net Book Value	$ 2,655	$ 1,448